Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Schedule of Digital Assets

Digital assets consisted of the following:

	As of June 30, 2026
	Quantity	Cost basis	Fair value
Ethereum - ETH Tokens	33.91	149,156	$53,366
Total digital assets - restricted	33.91	$149,156	$53,366

	As of December 31, 2025
	Quantity	Cost basis	Fair value
Ethereum - ETH Tokens	33.00	$146,596	$97,912
Total digital assets - restricted	33.00	$146,596	$97,912

Schedule of Roll-forward of Total Digital Assets

The following table presents a roll-forward of total digital assets for the three and six months ended June 30, 2026:

Balance at March 31, 2026	$70,121
Digital assets earned in the period	904
Unrealized loss on digital assets	(17,659)
Balance at June 30, 2026	$53,366

Balance at December 31, 2025	$97,912
Digital assets earned in the period	1,570
Unrealized loss on digital assets	(46,116)
Balance at June 30, 2026	$53,366